Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Net income	$ 2,651	$ 2,612
Other comprehensive income (loss), net of tax
Unrealized holding gains (losses) on available-for-sale securities during the period, net of taxes (benefits) of $245 and $(395) for each respective period	476	(765)
Reclassification adjustment for realized gains on available-for-sale securities included in net income, net of tax of $(9)	(17)	0
Change in funded status of defined benefit plan, net of benefit of $89 and taxes of $797 for each respective period	(172)	1,547
Amortization of prior service included in net periodic pension expense, net of tax (benefits) of $(30) and $5 for each respective period	(59)	10
Amortization of net loss included in net periodic pension cost, net of tax of $10 and $54 for each respective period	20	104
Comprehensive income	$ 2,899	$ 3,508